Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES
Revenues	$ 1,984,219	$ 2,959,077	$ 3,081,571
Company-operated restaurant expenses:
Food and paper	(677,087)	(1,007,584)	(1,030,499)
Payroll and employee benefits	(413,074)	(567,653)	(607,793)
Occupancy and other operating expenses	(624,154)	(799,633)	(803,539)
Royalty fees	(110,957)	(155,388)	(157,886)
Franchised restaurants – occupancy expenses	(43,512)	(61,278)	(67,927)
General and administrative expenses	(171,382)	(212,515)	(229,324)
Other operating (expenses) income, net	(10,807)	4,910	(61,145)
Total operating costs and expenses	(2,050,973)	(2,799,141)	(2,958,113)
Operating (loss) income	(66,754)	159,936	123,458
Net interest expense	(59,068)	(52,079)	(52,868)
(Loss) gain from derivative instruments	(2,297)	439	(565)
Gain from securities	25,676	0	0
Foreign currency exchange results	(31,707)	12,754	14,874
Other non-operating income (expenses), net	2,296	(2,097)	270
(Loss) income before income taxes	(131,854)	118,953	85,169
Income tax expense	(17,532)	(38,837)	(48,136)
Net (loss) income	(149,386)	80,116	37,033
Less: Net income attributable to non-controlling interests	(65)	(220)	(186)
Net (loss) income attributable to Arcos Dorados Holdings Inc.	$ (149,451)	$ 79,896	$ 36,847
(Loss) earnings per share information:
Basic net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.73)	$ 0.39	$ 0.18
Diluted net (loss) income per common share attributable to Arcos Dorados Holdings Inc. (in dollars per share)	$ (0.73)	$ 0.39	$ 0.18
Sales by Company-operated restaurants
REVENUES
Revenues	$ 1,894,618	$ 2,812,287	$ 2,932,609
Revenues from franchised restaurants
REVENUES
Revenues	$ 89,601	$ 146,790	$ 148,962